Inventories - Schedule of Cost of Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Inventories [Abstract]
Cost of goods manufactured	$ 405.5	$ 392.1	$ 350.1
Depreciation and amortization included in costs of sales	10.9	9.7	14.7
Total cost of sales	$ 416.4	$ 401.8	$ 364.8